Cima Telecom Inc (Details) - shares	1 Months Ended		12 Months Ended
	Jul. 23, 2019	Feb. 28, 2018	Dec. 31, 2019
Cima Telecom Inc (Textual)
License agreement, description			Under the License Agreement Cima Group received a 1-time licensing fee in the amount of $9,000 in the form of a convertible note that may be converted, at the option of Cima, into up to 25% of the total shares of Common Stock of the Company, par value $0.001 per share (the "Common Stock") on a fully diluted basis as of December 31, 2019. Pursuant to the License Agreement, the Company shall pay CIMA annual fees for the maintenance and support services in accordance with the following schedule: (i) for the first (1st) calendar year from the Effective Date, $300 to be paid on June 30, 2020; (ii) for the second (2nd) calendar year from the Effective Date, $500 to be paid on December 31, 2020; (iii) for the third (3rd) calendar year from the Effective Date, $700 to be paid on December 31, 2021; (iv) for the fourth (4th) calendar year from the Effective Date, $1,000 to be paid on December 31, 2022; (v) for the fifth (5th) calendar year from the Effective Date, $640 to be paid on December 31, 2022; and (vi) for each calendar year thereafter, $640 to be paid on the anniversary date.
Note and warrant purchase agreement, description			(i) CIMA a 3% convertible promissory note (the "Convertible Promissory Note") in the principal amount of $9,000 and (ii) (a) CIMA a warrant (the "CIMA Warrant") , to purchase from the Company an aggregate of duly authorized, validly issued, fully paid and nonassessable shares (the "Shares") of common stock of the Company, par value $0.001 per share (the "Common Stock"), equal to twenty-five percent (25%) of shares of Common Stock or any other equity issued upon the conversion of the Series B preferred stock.
Issuance of common stock		309,497
Side letter agreement, description			CIMA has a co-sale right to participate in a sale of shares of the Company's Common Stock, in the event that Mr. De Prado, Mr. Maimon or any other director or officer of the Company holding greater than 1% of the Company's Common Stock (on a fully diluted basis) proposes to sell any of his, her or its shares of Common Stock. In addition, CIMA and/or Dinar have been granted certain information rights, subject to their continued ownership of the CIMA Convertible Promissory Note or of 5% or more shares of the Company's issued and outstanding Common Stock. Furthermore, pursuant to the Side Letter Agreement, upon a successful up-listing of the Company's shares on the NASDAQ Capital Markets and once the market capitalization of the Company is greater than $50 million for a period of 10 consecutive trading days, Mr. Maimon and Mr. De Prado will have a right to earn a special bonus in the amount of $250 each.
Processing Services Agreement [Member]
Cima Telecom Inc (Textual)
Side letter agreement, description	The Company entered into a five (5) year Processing Services Agreement (“PSA”) with Incomm, a leading payments technology company, to power and expand the Company’s GPR card network. Incomm distributes Gift and GPR Cards to over 210,000 U.S. retailers and has long standing partnerships with over 1,000 of the most recognized brands that are eligible for Cuentas’ Discount Purchase Platform. Through its 94% owned subsidiary,		The company will pay an initial Program Setup & Implementation Fees in the amount of $500, which of $300will be paid at the earlier of the Launch Date or three (3) months after contract execution, then $50,000 each at the beginning of the second, third, fourth and fifth anniversary of the agreement. In addition, the Company will pay a minimum monthly fee of $30 starting on the fourth month of the first year following the launch of the Cuentas GPR card, $50 during the second year following the launch of the Cuentas GPR card and $75 thereafter. The Company will as also pay 0.25% of all funds added to the Cuentas GPR cards, excluding Vanilla Direct Reload Network and an API Services fee of $0.005 per transaction. The Company may pay other fees as agreed between the Company and Incomm.
Convertible Common Stock [Member]
Cima Telecom Inc (Textual)
Issuance of common stock			1,757,478